Note 6: Related Party Transactions	3 Months Ended
Jun. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure
6. Related Party Transactions

The Fund pays commissions to the Corporate General Partner and Futures Investment Company, the introducing broker.  These related parties are 100% and 50%, respectively, owned by Michael Pacult.  Related party commissions were as follows:

Commissions included in expenses:
	For The Six Months Ended June 30,
	2012	2011

Corporate General Partner	$ 97,987	$ 199,946
Futures Investment Company	151,879	316,599
Total related party commissions	$ 249,866	$ 516,545

Commissions included in accrued expenses:

	June 30,	December 31,
	2012	2011

Corporate General Partner	$ 15,961	$ 4,144
Futures Investment Company	24,000	6,425
Total accrued commissions payable to related parties	$ 39,960	$ 10,569

In the normal course of business, the Fund has provided general indemnifications to the General Partner, its CTA and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.